Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2019	Mar. 31, 2018
Operating Expenses:
Professional expenses	$ 0	$ 0	$ 0	$ 0	$ 260,396	$ 232,961
Research and development	608,019	504,787	1,945,043	1,008,127	1,882,345	332,642
General and administration expenses	527,829	245,773	1,486,386	546,621	420,090	98,700
Depreciation expense	0	0	0	0	14,468	1,861
Total Operating Expenses	1,135,848	750,560	3,431,429	1,554,748	2,577,299	666,164
Loss From Operations	(1,135,848)	(750,560)	(3,431,429)	(1,554,748)	(2,577,299)	(666,164)
Other Income (Expenses):
Interest income	2,331	11,355	28,148	22,203	39,390	8,518
Loss Before Income Taxes	(1,133,517)	(739,205)	(3,403,281)	(1,532,545)	(2,537,909)	(657,646)
Provision for Income Taxes	0	0	0	0	1,589	1,600
Net Loss	$ (1,133,517)	$ (739,205)	$ (3,403,281)	$ (1,532,545)	$ (2,539,498)	$ (659,246)
Net Loss Per Share:
Basic and Diluted	$ (0.06)	$ (0.04)	$ (0.19)	$ (0.09)	$ (0.153)	$ (0.049)
Weighted average number of shares used in computing basic and diluted net loss per share:
Basic and Diluted	17,870,261	16,848,236	17,862,625	16,272,642	16,589,633	13,336,309